Loans and borrowings	12 Months Ended
Mar. 31, 2019
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Loans and borrowings

13. Loans and borrowings

Long-term debt

The long-term loans and borrowings consist of the following:

		Final maturity	As at
Currency	Interest rate	(fiscal year)	March 31, 2019	March 31, 2018
US dollars	3M USD Libor+1.27%	2020	11,400	22,700
US dollars	3M USD Libor+0.95%	2022	50,400	67,200

Total			61,800	89,900
Less: Debt issuance cost			(409)	(769)

Total			61,391	89,131
Current portion of long-term debt			$27,969	$27,740
Long-term debt			$33,422	$61,391

The Company has entered into a floating to fixed interest rate swap in relation to these debts.

In January 2017, WNS North America Inc. obtained from BNP Paribas, Hong Kong, a three-year term loan facility of $34,000 at an interest rate equal to the three month US dollar LIBOR plus a margin of 1.27% per annum to finance the acquisition of Denali. WNS North America Inc. has pledged its shares of Denali as security for the loan. In connection with the term loan, the Company has entered into an interest rate swap with a bank to swap the variable portion of the interest based on the three month US dollar LIBOR to a fixed rate of 1.5610%. The facility agreement for the term loan contains certain financial covenants as defined in the facility agreement. This term loan is repayable in six semi-annual installments. The first five repayment installments are $5,650 each and the sixth and final repayment installment is $5,750. On July 20, 2017, January 22, 2018, July 20, 2018 and January 22, 2019, the Company made scheduled repayments of $5,650 each. As at March 31, 2019, the Company has complied with the financial covenants in all material respects in relation to this loan facility.

In March 2017, WNS (Mauritius) Limited obtained from HSBC Bank (Mauritius) Ltd. and Standard Chartered Bank, UK a five-year term loan facility of $84,000 at an interest rate equal to the three-month US dollar LIBOR plus a margin of 0.95% per annum to finance the acquisition of HealthHelp. The Company has pledged its shares of WNS (Mauritius) Limited as security for the loan. In connection with the term loan, the Company has entered into interest rate swaps with banks to swap the variable portion of the interest based on the three month US dollar LIBOR to a fixed rate of 1.9635%. The facility agreement for the term loan contains certain financial covenants as defined in the facility agreement. This term loan is repayable in ten semi-annual installments of $8,400 each. On September 14, 2017, March 14, 2018, September 17, 2018 and March 14, 2019 the Company made scheduled repayments of $8,400 each. As at March 31, 2019, the Company has complied with the financial covenants in all material respects in relation to this loan facility.

The Company has pledged trade receivables, other financial assets and property and equipment with an aggregate amount of $125,317 and $113,174 as at March 31, 2019 and March 31, 2018, respectively, as collateral for the above borrowings.

Short-term lines of credit

The Company’s Indian subsidiary, WNS Global Services Private Limited (“WNS Global”), has unsecured lines of credit with banks amounting to $59,971 (based on the exchange rate on March 31, 2019). The Company has also established a line of credit in the UK amounting to $12,889 (based on the exchange rate on March 31, 2019). Further the Company has also established a line of credit in South Africa amounting to $1,414 (based on the exchange rate on March 31, 2019).

As at March 31, 2019, no amounts were drawn under these lines of credit.